Note 15 - Retirement and Pension Plans (Details) - Changes in Projected Benefit Obligation and Plan Assets (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Changes in Projected Benefit Obligation and Plan Assets [Abstract]
Projected benefit obligation, beginning of the year	$ 1,220	$ 1,074
Service cost	3	5
Interest cost	18	20
Actuarial (gain) loss	(308)	121
Projected benefit obligation, end of the year	933	1,220
Fair value of plan assets, beginning of the year	512	446
Employer contributions	23	42
Actual return on plan assets	7	24
Fair value of plan assets, end of the year	$ 542	$ 512